Consolidated Statement Of Changes In Equity - EUR (€) € in Thousands	Total	Currently stated	Allego Holding shareholders	Spartan shareholders	Share capital	Share capital Allego Holding shareholders	Share capital Spartan shareholders	Share premium	Share premium Allego Holding shareholders	Share premium Spartan shareholders	Reserves	Retained earnings	Retained earnings Previously Restated	Total	Total Allego Holding shareholders	Total Spartan shareholders	Non-con- trolling interests
As at January 1 at Dec. 31, 2018	€ (584)				€ 1			€ 30,858			€ 2,561	€ (34,004)
Loss for the year	(43,104)											(43,104)
Other comprehensive income/(loss) for the year	3										3
Total comprehensive income/(loss) for the year	(43,101)										3	(43,104)
Share premium contribution	6,089							6,089
Other changes in reserves											2,028	(2,028)
As at December 31 at Dec. 31, 2019	(37,596)				1			36,947			4,592	(79,136)
Loss for the year	(43,256)											(43,256)
Other comprehensive income/(loss) for the year	8										8
Total comprehensive income/(loss) for the year	(43,248)										8	(43,256)
Other changes in reserves											(777)	777
Share-based payment expenses	7,100											7,100
As at December 31 at Dec. 31, 2020	(73,744)				1			36,947			3,823	(114,515)		€ (73,744)
Loss for the year	(143,756)											(143,756)		(143,756)
Other comprehensive income/(loss) for the year	(14)										(14)			(14)
Total comprehensive income/(loss) for the year	(143,770)										(14)	(143,756)		(143,770)
Other changes in reserves											(1,219)	1,219
Share-based payment expenses	121,932											121,932		121,932
Transaction costs, net of tax	(532)							(532)						(532)
As at December 31 at Jun. 30, 2021	(96,114)				1			36,415			2,590	(135,120)		(96,114)
As at January 1 at Dec. 31, 2020	(73,744)				1			36,947			3,823	(114,515)		(73,744)
Loss for the year	(319,672)											(319,672)
Other comprehensive income/(loss) for the year	(14)										(14)
Total comprehensive income/(loss) for the year	(319,686)										(14)	(319,672)
Share premium contribution	26,000							26,000
Other changes in reserves											386	(386)
Share-based payment expenses	291,837											291,837
Transaction costs, net of tax	(1,059)							(1,059)
As at December 31 at Dec. 31, 2021	(76,652)	€ (76,651)			1			61,888			4,195	(142,735)	€ (142,736)	(76,651)
Loss for the year	(247,075)											(246,913)		(246,913)			€ (162)
Other comprehensive income/(loss) for the year	(33)										(33)			(33)
Total comprehensive income/(loss) for the year	(247,108)										(33)	(246,913)		(246,946)			(162)
Other changes in reserves											338	(338)
Equity contribution			€ 101,931	€ 88,190		€ 28,311	€ 1,789		€ 73,620	€ 86,401					€ 101,931	€ 88,190
Equity contribution	136,048				1,800			134,248						136,048
Equity contribution	13,854				160			13,694						13,854
Share-based payment expenses	79,985											79,985		79,985
Non-controlling interests on acquisition of subsidiary	1,341																1,341
As at December 31 at Jun. 30, 2022	€ 97,590				€ 32,061			€ 369,851			€ 4,500	€ (310,001)		€ 96,411			€ 1,179